Note 14 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - CAD ($)	Mar. 31, 2026	Mar. 31, 2025
Cumulative exploration and development expenses [member]
Statement Line Items [Line Items]
Deferred tax (assets) liabilities)	$ (4,448,000)	$ (1,257,000)
Marketable securities [member]
Statement Line Items [Line Items]
Deferred tax (assets) liabilities)	(104,000)	0
Non-capital losses [member]
Statement Line Items [Line Items]
Deferred tax (assets) liabilities)	$ 4,552,000	$ 1,257,000